Derivatives - Cash Flow Hedges (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in OCI	$ 0	$ 0	$ (2)	$ 0
Net realized capital losses	(20)	(242)	(74)	(275)
Net investment income	498	534	816	924
Gain (loss) reclassification from ACOI, estimated net amount to be transferred	1
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in OCI	0	0	0	0
Foreign currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in OCI	0	0	(2)	0
Net Gain on Cash Flow Hedging Instruments | Reclassification out of Accumulated Other Comprehensive Income
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net realized capital losses	0	(1)	0	0
Net investment income	0	0	0	0
Net Gain on Cash Flow Hedging Instruments | Reclassification out of Accumulated Other Comprehensive Income | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net realized capital losses	0	0	0	0
Net investment income	0	0	0	0
Net Gain on Cash Flow Hedging Instruments | Reclassification out of Accumulated Other Comprehensive Income | Foreign currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net realized capital losses	0	(1)	0	0
Net investment income	$ 0	$ 0	$ 0	$ 0